UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-5582

Oppenheimer Government Cash Reserves

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 7/31/2017

Item 1. Reports to Stockholders.

Annual Report	7/31/2017

OppenheimerFunds®

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Oppenheimer
Government Cash Reserves

2        OPPENHEIMER GOVERNMENT CASH RESERVES

Fund Update

On September 28, 2016, the Fund converted from Oppenheimer Cash Reserves to Oppenheimer Government Cash Reserves1. As such, the Fund now operates as a government money market fund, which requires that it invest 99.5% or more of its total assets in cash, government securities and/or repurchase agreements that are collateralized solely by government securities or cash. As a government money market fund, the Fund invests primarily in government agency securities, such as Federal Home Loan Bank System obligations, and short-term repurchase agreements collateralized by agency and treasury securities. Under the new rules adopted by the Securities and Exchange Commission (“SEC”), the Fund posts current and historical Fund metrics on the oppenheimerfunds.com website. Among these are the market based NAV, Daily Liquid Assets, Weekly Liquid Assets and Fund Net Inflows or Outflows.

Fund Performance Discussion

Throughout the reporting period, the Fund continued to offer very strong liquidity and a stable $1.00 net asset value (NAV), while providing competitive income. Short-term government market rates have risen in conjunction with the Federal Reserve (the “Fed”) raising its overnight benchmark Federal Funds rate in December 2016, March 2017 and June 2017. The Fund benefited from these rate hikes as it was able to reinvest at higher rates. We would expect that should the Fed raise its overnight rate in either September or December that the Fund’s yield would increase as well.

Christopher Proctor, CFA Portfolio Manager	Adam S. Wilde, CFA Portfolio Manager

1. In connection with new rules governing money market funds fully implemented in October 2016, effective September 28, 2016, Oppenheimer Cash Reserves changed its name to Oppenheimer Government Cash Reserves, and made changes to its investment strategies that will enable it to operate as a government money market fund. See the Fund’s prospectus for more information.

3        OPPENHEIMER GOVERNMENT CASH RESERVES

Portfolio Allocation

U.S. Government Agencies	54.4%
Repurchase Agreements	34.8
U.S. Government Obligations	5.7
Investment Companies	3.5
Short-Term Notes/Commercial Paper	1.6

Portfolio holdings and allocations are subject to change. Percentages are as of July 31, 2017, and are based on the total market value of investments.

Performance

CURRENT YIELD

For the 7-Day Period Ended 7/31/17

	With Compounding	Without Compounding
Class A (CRSXX)	0.38%	0.38%
Class B (CRBXX)	0.38	0.38
Class C (CSCXX)	0.38	0.38
Class R (CSNXX)	0.38	0.38

CURRENT YIELD

For the Year Ended 7/31/17

	With Compounding	Without Compounding
Class A (CRSXX)	0.09%	0.09%
Class B (CRBXX)	0.09	0.09
Class C (CSCXX)	0.09	0.09
Class R (CSNXX)	0.09	0.09

Compounded yields assume reinvestment of dividends. The seven-day yield without compounding is an annualized average daily yield of the Fund for the most recent seven days. The compounded seven-day average yield for 365 days is offered as a comparison to a savings account’s compounded interest rate. Unlike an investment in the Fund, the FDIC generally insures deposits in savings accounts.

Performance data quoted represents past performance, which does not guarantee future results. Yields include dividends in a hypothetical investment for the periods shown. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). The yields take into account voluntary fee waivers and/or expense reimbursements, without which yields would have been lower. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The Fund’s performance shown does not reflect the deduction of income taxes on an individual’s investment. Taxes may

4        OPPENHEIMER GOVERNMENT CASH RESERVES

reduce your actual investment returns on income paid by the Fund. There is no guarantee that the Fund will maintain a positive yield.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

5        OPPENHEIMER GOVERNMENT CASH RESERVES

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and/or contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2017.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During 6 Months Ended July 31, 2017” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6        OPPENHEIMER GOVERNMENT CASH RESERVES

Actual	Beginning Account Value February 1, 2017	Ending Account Value July 31, 2017	Expenses Paid During 6 Months Ended July 31, 2017
Class A	$ 1,000.00	$ 1,000.90	$ 3.23
Class B	1,000.00	1,000.80	3.23
Class C	1,000.00	1,000.90	3.23
Class R	1,000.00	1,000.90	3.23
Hypothetical
(5% return before expenses)
Class A	1,000.00	1,021.57	3.26
Class B	1,000.00	1,021.57	3.26
Class C	1,000.00	1,021.57	3.26
Class R	1,000.00	1,021.57	3.26

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended July 31, 2017 are as follows:

Class	Expense Ratios
Class A	0.65%
Class B	0.65
Class C	0.65
Class R	0.65

The expense ratios reflect voluntary and/or contractual waivers and/or reimbursements of expenses by the Fund’s Manager, Distributor and Transfer Agent. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

7        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS July 31, 2017

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
Short-Term Notes/Commercial Paper—1.6%
New York City Housing Development Corp.,
1.08%[1]	8/5/17	8/5/17	$3,300,000	$3,300,000
New York City Multi-Family Housing, 1.10%[1]	8/5/17	8/5/17	8,000,000	8,000,000
Total Short-Term Notes/Commercial Paper (Cost $11,300,000)				11,300,000

U.S. Government Agencies—54.8%
Federal Agricultural Mortgage Corp.:
0.672%[2]	8/14/17	8/14/17	1,000,000	999,758
0.826%[2]	9/25/17	9/25/17	5,000,000	4,993,736
0.846%[2]	10/16/17	10/16/17	4,000,000	3,992,907
1.128%[1]	9/4/17	9/4/18	4,000,000	4,000,000
1.15%[1]	8/1/17	7/3/18	6,000,000	6,000,000
1.197%[1]	8/3/17	1/3/18	6,000,000	6,000,000
1.197%[1]	8/3/17	11/3/17	5,000,000	5,000,000
1.20%	12/29/17	12/29/17	4,500,000	4,505,965
1.23%[1]	8/1/17	12/1/17	5,000,000	5,000,000
1.24%[1]	8/1/17	12/27/17	3,000,000	3,000,000
1.26%[1]	8/1/17	12/1/17	3,000,000	3,000,000
2.52%	9/15/17	9/15/17	1,400,000	1,403,035
Federal Farm Credit Bank:
1.085%[2]	2/8/18	2/8/18	2,000,000	1,988,593
1.09%[2]	2/26/18	2/26/18	2,000,000	1,987,460
1.10%	6/1/18	6/1/18	3,500,000	3,494,473
1.109%[2]	1/18/18	1/18/18	1,000,000	994,805
1.125%	9/22/17	9/22/17	1,000,000	1,000,399
1.13%[2]	2/13/18	2/13/18	1,000,000	993,902
1.131%[2]	1/25/18	1/25/18	4,000,000	3,977,973
1.15%	5/30/18	5/30/18	5,000,000	4,995,015
1.162%[2]	3/19/18	3/19/18	1,000,000	992,653
1.17%[1]	8/1/17	8/1/17	3,000,000	3,000,000
1.234%[1]	8/13/17	10/13/17	2,000,000	2,000,355
1.237%[1]	8/22/17	9/22/17	3,000,000	3,000,111
1.243%[1]	8/27/17	11/27/17	4,835,000	4,835,887
1.246%[1]	9/26/17	3/26/18	2,000,000	2,003,115
1.265%[2]	6/28/18	6/28/18	2,000,000	1,977,014
1.27%[1]	8/1/17	3/9/18	2,450,000	2,451,224
1.276%[1]	8/16/17	4/16/18	3,460,000	3,464,753
1.293%[1]	8/1/17	11/20/17	3,000,000	3,000,348
1.298%[1]	8/20/17	11/20/17	1,000,000	1,000,720
1.322%[1]	8/25/17	5/25/18	1,360,000	1,362,388
1.35%[1]	8/1/17	5/14/18	5,000,000	5,000,000
1.40%[1]	8/1/17	4/5/18	5,000,000	5,008,913
Federal Home Loan Bank:
0.625%	10/26/17	10/26/17	12,000,000	11,993,586
0.642%[2]	8/9/17	8/9/17	8,000,000	7,998,862
0.642%[2]	8/1/17	8/1/17	6,000,000	6,000,000

8        OPPENHEIMER GOVERNMENT CASH RESERVES

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
0.697%[2]	8/23/17	8/23/17	$3,000,000	$2,998,726
0.713%[2]	9/22/17	9/22/17	2,000,000	1,997,949
0.733%	8/28/17	8/28/17	2,700,000	2,699,771
0.74%	9/22/17	9/22/17	5,000,000	5,000,000
0.747%[1]	8/15/17	8/15/17	5,000,000	5,000,021
0.833%[2]	8/16/17	8/16/17	7,100,000	7,097,545
0.847%[1]	8/25/17	8/25/17	3,045,000	3,045,638
0.869%[1]	9/1/17	9/1/17	2,000,000	2,000,192
0.899%[2]	8/25/17	8/25/17	5,616,000	5,612,648
0.923%[1]	9/7/17	3/7/18	5,000,000	4,999,301
0.929%[2]	9/29/17	9/29/17	2,762,000	2,757,813
0.945%[2]	8/18/17	8/18/17	3,000,000	2,998,664
0.954%[2]	10/11/17	10/11/17	2,500,000	2,495,316
0.957%[2]	10/13/17	10/13/17	3,400,000	3,393,434
0.959%[2]	10/20/17	10/20/17	3,500,000	3,492,580
0.962%	9/22/17	9/22/17	2,000,000	1,999,377
0.973%[2]	9/5/17	9/5/17	7,000,000	6,993,399
0.981%[1]	8/25/17	2/23/18	5,000,000	5,000,000
0.982%[1]	8/22/17	11/22/17	5,000,000	5,000,000
0.984%[1]	10/27/17	10/27/17	3,000,000	3,001,788
0.985%[1]	10/26/17	1/26/18	5,000,000	5,006,356
0.998%[2]	9/1/17	9/1/17	4,000,000	3,996,573
1.008%[1]	8/26/17	2/26/18	1,250,000	1,250,213
1.011%[2]	8/4/17	8/4/17	6,000,000	5,999,495
1.019%[1]	9/8/17	3/8/18	4,000,000	4,000,000
1.039%[1]	10/26/17	1/26/18	4,000,000	4,000,000
1.039%[1]	9/1/17	3/1/18	3,000,000	3,000,728
1.048%[1]	8/7/17	12/7/17	2,500,000	2,502,182
1.051%[2]	9/15/17	9/15/17	3,000,000	2,996,070
1.067%[1]	8/25/17	1/25/18	5,000,000	4,999,748
1.078%[1]	8/26/17	12/26/17	3,000,000	3,000,000
1.079%[1]	8/12/17	3/12/18	5,500,000	5,500,000
1.08%[1]	8/25/17	1/25/18	4,000,000	4,000,000
1.081%[1]	10/6/17	4/6/18	5,000,000	5,000,000
1.081%[1]	8/17/17	4/17/18	5,000,000	5,000,000
1.082%[1]	10/25/17	10/25/17	4,000,000	4,001,497
1.084%[1]	8/17/17	5/17/18	2,000,000	2,002,640
1.087%[1]	8/6/17	4/6/18	5,000,000	5,000,000
1.094%[2]	11/27/17	11/27/17	4,000,000	3,985,709
1.102%[1]	8/25/17	7/25/18	4,000,000	4,000,000
1.132%[2]	12/27/17	12/27/17	9,000,000	8,958,338
1.136%[2]	1/24/18	1/24/18	2,500,000	2,486,189
1.137%	3/19/18	3/19/18	2,000,000	1,996,519
1.14%[1]	8/9/17	8/9/17	12,000,000	12,000,711
1.17%[1]	8/22/17	11/22/17	5,000,000	4,999,802
1.172%[1]	8/5/17	12/5/17	2,000,000	2,000,838

9        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Continued

	Maturity Date*	Final Legal Maturity Date**	Principal Amount	Value
U.S. Government Agencies (Continued)
Federal Home Loan Bank: (Continued)
1.187%	8/7/18	8/7/18	$4,500,000	$4,469,921
1.236%[1]	8/28/17	11/28/17	3,000,000	3,000,065
1.244%[1]	8/8/17	12/8/17	5,000,000	4,999,911
1.25%	7/24/18	7/24/18	4,000,000	3,999,083
1.264%[1]	8/5/17	9/5/17	5,000,000	5,000,295
1.293%[1]	8/7/17	12/7/17	11,000,000	11,005,081
1.301%[1]	8/4/17	8/4/17	5,000,000	5,000,000
2.25%	9/8/17	9/8/17	6,000,000	6,009,129
Federal Home Loan Mortgage Corp.:
0.75%	1/12/18	1/12/18	2,000,000	1,998,073
0.80%	10/27/17	10/27/17	500,000	499,472
1.00%	12/15/17	12/15/17	3,000,000	3,001,126
1.00%	5/25/18	5/25/18	1,000,000	998,082
1.20%	12/26/17	12/26/17	1,650,000	1,650,191
1.264%[1]	8/13/17	11/13/17	2,000,000	2,000,915
5.125%	11/17/17	11/17/17	2,000,000	2,025,203
Federal National Mortgage Assn.:
0.75%	7/27/18	7/27/18	1,000,000	994,981
0.875%	5/21/18	5/21/18	2,000,000	1,994,197
0.875%	3/28/18	3/28/18	5,204,000	5,191,795

Total U.S. Government Agencies (Cost $385,523,240)				385,523,240

U.S. Government Obligations—5.8%
United States Treasury Nts.:
0.625%	8/31/17	8/31/17	6,000,000	5,999,340
0.875%	1/31/18	1/31/18	3,500,000	3,495,077
0.875%	11/15/17	11/15/17	6,000,000	6,000,477
1.00%	3/15/18	3/15/18	2,000,000	1,998,424
1.875%	9/30/17	9/30/17	9,000,000	9,014,501
4.25%	11/15/17	11/15/17	14,000,000	14,136,244

Total U.S. Government Obligations (Cost $40,644,063)				40,644,063

Repurchase Agreements—35.0%
Repurchase Agreements[3] (Cost $246,900,000)			246,900,000	246,900,000

			Shares
Investment Company—3.5%
Oppenheimer Institutional Government Money Market Fund,
Cl. E, 0.94%[4,5] (Cost $24,674,825)			24,674,825	24,674,825
Total Investments, at Value (Cost $709,042,128)			100.7%	709,042,128
Net Other Assets (Liabilities)			(0.7)	(4,796,654)

Net Assets			100.0%	$704,245,474

10        OPPENHEIMER GOVERNMENT CASH RESERVES

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Repurchase agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount
Credit Agricole Corp. & Investment Bank	1.04%	7/31/17	8/1/17	$29,700,000
Credit Agricole Corp. & Investment Bank	1.06	7/31/17	8/1/17	45,200,000
Deutsche Bank Securities, Inc.	1.06	7/6/17	8/8/17	10,000,000
Deutsche Bank Securities, Inc.	1.08	7/31/17	8/1/17	7,000,000
Deutsche Bank Securities, Inc.	1.10	7/19/17	8/17/17	8,000,000
Deutsche Bank Securities, Inc.	1.10	7/21/17	8/22/17	2,000,000
INTL FCStone Financial, Inc.	1.10	7/31/17	8/7/17	10,000,000
RBC Dominion Securities, Inc.	1.02	7/26/17	8/2/17	20,000,000
RBC Dominion Securities, Inc.	1.04	7/31/17	8/1/17	10,100,000
South Street Securities LLC	1.12	7/31/17	8/1/17	77,800,000
TD Securities (USA) LLC	1.04	7/31/17	8/1/17	7,100,000
TD Securities (USA) LLC	1.05	7/31/17	8/7/17	20,000,000

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole Corp. & Investment Bank	U.S. Government Agency Mortgages, 1.625-4.50%, 3/27/20-7/1/47	$(30,294,876)	$29,700,000	$29,700,859

11        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF INVESTMENTS Continued

Counterparty	Collateralized By	Collateral Received, at Value[a]	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received[a]
Credit Agricole Corp. & Investment Bank	U.S. Treasury Nts., 1.875%, 7/31/22	$(46,105,362)	$45,200,000	$45,201,335
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.00%, 8/31/21	(10,207,816)	10,000,000	10,007,663
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.00%, 8/31/21	(7,140,273)	7,000,000	7,000,268
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.00%, 8/31/21	(8,163,297)	8,000,000	8,003,232
Deutsche Bank Securities, Inc.	U.S. Treasury Nts., 2.00%, 8/31/21	(2,040,748)	2,000,000	2,000,733
INTL FCStone Financial, Inc.	U.S. Treasury Bonds, 3.00%, 5/15/47, U.S. Treasury Nts., 0.375%-2.375%, 6/30/24-7/15/27 and U.S. Government Agency Mortgages, 1.03%-6.00%, 5/11/18-9/16/58	(10,470,226)	10,000,000	10,000,306
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 1.375%, 1/31/21	(20,403,522)	20,000,000	20,003,453
RBC Dominion Securities, Inc.	U.S. Treasury Nts., 2.00%, 9/30/20	(10,302,335)	10,100,000	10,100,328
South Street Securities LLC	U.S. Government Agency Mortgages, 1.833-4.00%, 10/1/22-11/1/46	(79,358,469)	77,800,000	77,802,421
TD Securities (USA) LLC	U.S. Treasury Nts., 1.875%, 10/31/22 and U.S. Government Agency Mortgages, 3.00%, 9/1/28	(7,242,231)	7,100,000	7,100,227
TD Securities (USA) LLC	U.S. Treasury Nts., 1.625%- 1.875%, 3/31/19-10/31/22 and U.S. Government Agency Mortgages, 4.00%-4.50%, 3/1/26-1/1/42	(20,400,595)	20,000,000	20,000,583

		$(252,129,750)	$246,900,000	$246,921,408

a. Includes accrued interest.

4. Rate shown is the 7-day yield at period end.

5. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	—	26,774,825	2,100,000	24,674,825

12        OPPENHEIMER GOVERNMENT CASH RESERVES

	Value	Income
Oppenheimer Institutional Government Money Market Fund, Cl. Ea	$24,674,825	$74,731

a. Prior to September 28, 2016, this fund was named Oppenheimer Institutional Money Market Fund.

See accompanying Notes to Financial Statements.

13        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF ASSETS AND LIABILITIES July 31, 2017

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $437,467,303)	$437,467,303
Affiliated companies (cost $24,674,825)	24,674,825
Repurchase agreements (cost $246,900,000)	246,900,000

709,042,128
Receivables and other assets:
Shares of beneficial interest sold	1,226,825
Interest and dividends	698,533
Other	148,808

Total assets	711,116,294
Liabilities
Bank overdraft	169,339
Payables and other liabilities:
Investments purchased	4,004,280
Shares of beneficial interest redeemed	2,486,539
Trustees’ compensation	95,816
Dividends	57,872
Shareholder communications	6,141
Other	50,833

Total liabilities	6,870,820
Net Assets	$704,245,474

Composition of Net Assets
Par value of shares of beneficial interest	$704,253
Additional paid-in capital	703,528,788
Accumulated net investment income	2,553
Accumulated net realized gain on investments	9,880

Net Assets	$704,245,474

14        OPPENHEIMER GOVERNMENT CASH RESERVES

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $360,431,652 and 360,447,200 shares of beneficial interest outstanding)	$1.00

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,016,629 and 4,014,186 shares of beneficial interest outstanding)	$1.00

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $192,298,176 and 192,293,660 shares of beneficial interest outstanding)	$1.00

Class R Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $147,499,017 and 147,497,967 shares of beneficial interest outstanding)	$1.00

See accompanying Notes to Financial Statements.

15        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENT OF

OPERATIONS For the Year Ended July 31, 2017

Investment Income
Interest	$4,898,791
Dividends from affiliated companies	74,731

Total investment income	4,973,522
Expenses
Management fees	3,757,206
Distribution and service plan fees:
Class A	834,465
Class B	51,682
Class C	1,651,490
Class R	758,946
Transfer and shareholder servicing agent fees:
Class A	917,912
Class B	15,160
Class C	484,437
Class R	333,936
Shareholder communications:
Class A	12,518
Class B	641
Class C	4,024
Class R	1,403
Trustees’ compensation	70,385
Custodian fees and expenses	4,429
Other	291,514

Total expenses	9,190,148
Less waivers and reimbursements of expenses	(4,880,305)

Net expenses	4,309,843
Net Investment Income	663,679
Net Realized Gain	9,880
Net Increase in Net Assets Resulting from Operations	$673,559

See accompanying Notes to Financial Statements.

16        OPPENHEIMER GOVERNMENT CASH RESERVES

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2017	Year Ended July 31, 2016
Operations
Net investment income	$663,679	$86,124
Net realized gain	9,880	4,300

Net increase in net assets resulting from operations	673,559	90,424
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(340,210)	(43,933)
Class B	(4,067)	(1,152)
Class C	(182,728)	(25,151)
Class R	(135,390)	(15,070)

	(662,395)	(85,306)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(79,795,213)	(14,573,222)
Class B	(6,054,743)	(4,095,135)
Class C	(45,331,125)	4,440,850
Class R	(3,845,133)	7,228,327

	(135,026,214)	(6,999,180)
Net Assets
Total decrease	(135,015,050)	(6,994,062)
Beginning of period	839,260,524	846,254,586

End of period (including accumulated net investment income (loss) of $2,553 and $(3,031), respectively)	$704,245,474	$839,260,524

See accompanying Notes to Financial Statements.

17        OPPENHEIMER GOVERNMENT CASH RESERVES

FINANCIAL HIGHLIGHTS

Class A	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.09%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$360,432	$440,221	$454,790	$461,755	$531,841

Average net assets (in thousands)	$416,878	$451,257	$453,036	$515,076	$486,609

Ratios to average net assets:[4]
Net investment income	0.08%	0.01%	0.01%	0.01%	0.01%
Total expenses	0.94%[5]	0.92%	0.93%	0.91%	0.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.54%	0.44%	0.21%	0.20%	0.26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended July 31, 2017	0.94%

See accompanying Notes to Financial Statements.

18        OPPENHEIMER GOVERNMENT CASH RESERVES

Class B	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized and unrealized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.09%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,016	$10,071	$14,166	$23,173	$41,339

Average net assets (in thousands)	$6,866	$13,158	$17,938	$33,363	$49,113

Ratios to average net assets:[4]
Net investment income	0.06%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.50%[5]	1.47%	1.49%	1.52%	1.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.52%	0.42%	0.21%	0.20%	0.26%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended July 31, 2017	1.50%

See accompanying Notes to Financial Statements.

19        OPPENHEIMER GOVERNMENT CASH RESERVES

FINANCIAL HIGHLIGHTS Continued

Class C	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized and unrealized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.09%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$192,298	$237,627	$233,185	$238,736	$291,800

Average net assets (in thousands)	$220,055	$250,110	$238,275	$275,153	$270,305

Ratios to average net assets:[4]
Net investment income	0.08%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.49%[5]	1.47%	1.49%	1.46%	1.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.54%	0.44%	0.21%	0.20%	0.25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended July 31, 2017	1.49%

See accompanying Notes to Financial Statements.

20        OPPENHEIMER GOVERNMENT CASH RESERVES

Class R	Year Ended July 31, 2017	Year Ended July 31, 2016	Year Ended July 31, 2015	Year Ended July 31, 2014	Year Ended July 31, 2013

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income (loss) from investment operations:
Net investment income[1]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net realized and unrealized gain	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Total from investment operations	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]

Dividends and/or distributions to shareholders:
Dividends from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Distributions from net realized gain	0.00	0.00	(0.00)[2]	0.00	0.00

Total dividends and/or distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[3]	0.09%	0.01%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$147,499	$151,342	$144,114	$166,802	$204,860

Average net assets (in thousands)	$151,832	$147,965	$154,777	$186,116	$207,673

Ratios to average net assets:[4]
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%
Total expenses	1.24%[5]	1.22%	1.23%	1.23%	1.28%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.55%	0.44%	0.21%	0.20%	0.25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including indirect expenses from affiliated fund fees and expenses were as follows:

Year Ended July 31, 2017	1.24%

See accompanying Notes to Financial Statements.

21        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS July 31, 2017

1. Organization

Oppenheimer Government Cash Reserves (the “Fund”), formerly known as Oppenheimer Cash Reserves, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

The Fund offers Class A, Class C and Class R shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares are permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds are allowed. Purchases of Class R shares occurring on or after July 1, 2014, are not subject to a CDSC upon redemption. Class A shares are sold at their offering price, which is normally net asset value without any initial sales charge. Class C and Class R shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class R shares are sold only through retirement plans. Retirement plans that offer Class R shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and R shares have separate distribution and/or service plans under which they pay fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies followed in the Fund’s preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any,

22        OPPENHEIMER GOVERNMENT CASH RESERVES

2. Significant Accounting Policies (Continued)

are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, and capital gains taxes on foreign investments, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the Prime Rate plus 0.35%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former Trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. The Fund has analyzed its tax positions for the fiscal year ended July 31, 2017, including open tax years, and does not believe there are any uncertain tax positions requiring recognition in the Fund’s financial statements.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may

23        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

2. Significant Accounting Policies (Continued)

be able to offset against income and gains realized in future years for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward
$166,122	$—	$—

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for the reporting period. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Accumulated Net Investment Loss	Reduction to Accumulated Net Realized Gain on Investments
$4,300	$4,300

The tax character of distributions paid during the reporting periods:

	Year Ended July 31, 2017	Year Ended July 31, 2016
Distributions paid from:
Ordinary income	$662,395	$85,306

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods after August 1, 2017. OFI

24        OPPENHEIMER GOVERNMENT CASH RESERVES

2. Significant Accounting Policies (Continued)

Global is currently evaluating the amendments and their impact, if any, on the Fund’s financial statements.

Money Market Fund Reform. In accordance with the Reform Rules, adopted by the Securities and Exchange Commission (SEC) in July 2014, the Fund’s name changed from Oppenheimer Cash Reserves to Oppenheimer Government Cash Reserves effective September 28, 2016. Additionally the Board of Trustees approved the adoption of a new non-fundamental investment policy requiring each Fund to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully by cash and/or government securities.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as

25        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

3. Securities Valuation (Continued)

unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are measured using net asset value and are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Short-Term Notes/Commercial Paper	$—	$11,300,000	$—	$11,300,000
U.S. Government Agencies	—	385,523,240	—	385,523,240
U.S. Government Obligations	—	40,644,063	—	40,644,063
Repurchase Agreements	—	246,900,000	—	246,900,000
Investment Company	24,674,825	—	—	24,674,825

Total Assets	$24,674,825	$684,367,303	$—	$709,042,128

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management

26        OPPENHEIMER GOVERNMENT CASH RESERVES

4. Investments and Risks (Continued)

investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), formerly known as Oppenheimer Institutional Money Market Fund, which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an

27        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

5. Market Risk Factors (Continued)

increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2017		Year Ended July 31, 2016
	Shares	Amount	Shares	Amount
Class A
Sold	245,393,491	$245,393,491	393,624,256	$393,624,256
Dividends and/or distributions reinvested	300,405	300,405	42,141	42,141
Redeemed	(325,489,109)	(325,489,109)	(408,239,619)	(408,239,619)

Net decrease	(79,795,213)	$(79,795,213)	(14,573,222)	$(14,573,222)

Class B
Sold	4,149,938	$4,149,938	12,578,958	$12,578,958
Dividends and/or distributions reinvested	3,668	3,668	1,136	1,136
Redeemed	(10,208,349)	(10,208,349)	(16,675,229)	(16,675,229)

Net decrease	(6,054,743)	$(6,054,743)	(4,095,135)	$(4,095,135)

Class C
Sold	161,850,944	$161,850,944	253,511,851	$253,511,851
Dividends and/or distributions reinvested	162,655	162,655	23,978	23,978
Redeemed	(207,344,724)	(207,344,724)	(249,094,979)	(249,094,979)

Net increase (decrease)	(45,331,125)	$(45,331,125)	4,440,850	$4,440,850

Class R
Sold	121,849,207	$121,849,207	118,443,166	$118,443,166
Dividends and/or distributions reinvested	122,654	122,654	14,912	14,912
Redeemed	(125,816,994)	(125,816,994)	(111,229,751)	(111,229,751)

Net increase (decrease)	(3,845,133)	$(3,845,133)	7,228,327	$7,228,327

7. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager

28        OPPENHEIMER GOVERNMENT CASH RESERVES

7. Fees and Other Transactions with Affiliates (Continued)

a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $250 million	0.500%
Next $250 million	0.475
Next $250 million	0.450
Next $250 million	0.425
Over $1.0 billion	0.400

The Fund’s effective management fee for the reporting period was 0.47% of average annual net assets before any applicable waivers.

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. The Fund pays the Transfer Agent a fee based on annual net assets, which shall be calculated after any applicable fee waivers. Fees incurred and average net assets for each class with respect to these services are detailed in the Statement of Operations and Financial Highlights, respectively.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Trustees’ Compensation. The Fund’s Board of Trustees (“Board”) has adopted a compensation deferral plan for Independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustees under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustees. The Fund purchases shares of the funds selected for deferral by the Trustees in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of Trustees’ fees under the plan will not affect the net assets of the Fund and will not

29        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

7. Fees and Other Transactions with Affiliates (Continued)

materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.20% of the daily net assets of Class A shares of the Fund. Effective July 1, 2009, the Distributor had contractually agreed to set that rate at 0%. When applicable, the Distributor uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B, Class C and Class R Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act to compensate the Distributor for distributing those share classes, maintaining accounts and providing shareholder services. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class R shares daily net assets. The Fund also pays a service fee under the Plans at an annual rate of 0.25% of daily net assets, but the Board of Trustees has not authorized the Fund to pay the service fees on Class B and Class C shares at this time. Beginning July 1, 2009, the Distributor has contractually decreased the rates for the asset-based sales charges for Class B, Class C and Class R shares and service fees for Class R shares to 0.00%. The Plans continue in effect from year to year only if the Fund’s Board of Trustees vote annually to approve its continuance at an in person meeting called for that purpose. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

Sales Charges. Front-end sales charges and CDSC do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

30        OPPENHEIMER GOVERNMENT CASH RESERVES

7. Fees and Other Transactions with Affiliates (Continued)

Year Ended	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class R Contingent Deferred Sales Charges Retained by Distributor
July 31, 2017	$13,239	$—	$17,660	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to limit the Fund’s management fee to an annual rate of 0.40% of the daily net assets for each class of shares. As a result of this limitation, the Manager waived $572,761 for the reporting period.

Effective January 1, 2017, the Transfer Agent has voluntarily agreed to waive fees and/or reimburse Fund expenses in an amount equal to 0.015% of average annual net assets for Classes A, B, C and R.

During the reporting period, the Transfer Agent waived fees and/or reimbursed the Fund for transfer agent and shareholder servicing agent fees as follows:

Class A	$34,524
Class B	483
Class C	18,414
Class R	13,202

This fee waiver and/or reimbursement may be terminated at any time.

The Manager has voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield.

As a result, during the reporting period, the Manager waived fees and/or reimbursed the Fund as follows:

Class A	$497,525
Class B	9,911
Class C	258,001
Class R	168,957

There is no guarantee that the Fund will maintain a positive yield.

The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: 1) cause the Fund to generate a negative daily yield, and 2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. At period end, the following waived and/or reimbursed amounts are eligible for recapture:

31        OPPENHEIMER GOVERNMENT CASH RESERVES

NOTES TO FINANCIAL STATEMENTS Continued

7. Fees and Other Transactions with Affiliates (Continued)

Expiration Date	Class A	Class B	Class C	Class R
July 31,2018	$2,361,475	$95,449	$1,239,022	$803,374
July 31,2019	1,281,421	39,309	702,193	413,970
July 31,2020	832,004	15,302	434,861	291,611

The Manager has not recaptured any previously waived and/or reimbursed amounts during the reporting period.

Effective July 1, 2009, the Distributor has contractually agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C and Class R shares at 0.00%.

During the reporting period, the Distributor waived Distribution and/or Service Plan fees as follows:

Class A	$834,465
Class B	51,682
Class C	1,651,490
Class R	758,946

This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IGMMF. During the reporting period, the Manager waived fees and/or reimbursed the Fund $9,944 for IGMMF management fees. This fee waiver and/or expense reimbursement may not be amended or withdrawn for one year from the date of the Fund’s prospectus, unless approved by the Board.

8. Repurchase Agreements

In a repurchase transaction, a Fund buys a security and simultaneously sells it back to an approved institution for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved institutions include U.S. commercial banks, U.S. branches of foreign banks or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the investment adviser from time to time. Repurchase agreements must be fully collateralized. However, if the seller fails to pay the repurchase price on the delivery date, a Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. If the default on the part of the seller is due to its bankruptcy, a Fund’s ability to liquidate the collateral may be delayed or limited.

The following is a summary by counterparty of the market value of Borrowings and Other Financing Transactions and collateral (received) as of period end:

32        OPPENHEIMER GOVERNMENT CASH RESERVES

8. Repurchase Agreements (Continued)

Counterparty	Repurchase Agreement Proceeds to be Received[1]	Collateral Received[1]	Net Exposure[2]
Repurchase Agreements
Credit Agricole Corp. & Investment Bank	$29,700,859	$(30,294,876)	$(594,017)
Credit Agricole Corp. & Investment Bank	45,201,335	(46,105,362)	(904,027)
Deutsche Bank Securities, Inc.	10,007,663	(10,207,816)	(200,153)
Deutsche Bank Securities, Inc.	7,000,268	(7,140,273)	(140,005)
Deutsche Bank Securities, Inc.	8,003,232	(8,163,297)	(160,065)
Deutsche Bank Securities, Inc.	2,000,733	(2,040,748)	(40,015)
INTL FCStone Financial, Inc.	10,000,306	(10,470,226)	(469,920)
RBC Dominion Securities, Inc.	20,003,453	(20,403,522)	(400,069)
RBC Dominion Securities, Inc.	10,100,328	(10,302,335)	(202,007)
South Street Securities LLC	77,802,421	(79,358,469)	(1,556,048)
TD Securities (USA) LLC	7,100,227	(7,242,231)	(142,004)
TD Securities (USA) LLC	20,000,583	(20,400,595)	(400,012)

	$246,921,408

1. Includes accrued interest.

2. Net exposure represents the net receivable/payable that would be due from the counterparty in the event of default.

33        OPPENHEIMER GOVERNMENT CASH RESERVES

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Oppenheimer Government Cash Reserves:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Government Cash Reserves, formerly Oppenheimer Cash Reserves, including the statement of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian, transfer agent and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Government Cash Reserves as of July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

September 12, 2017

34        OPPENHEIMER GOVERNMENT CASH RESERVES

FEDERAL INCOME TAX INFORMATION Unaudited

In early 2017, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2016.

None of the dividends paid by the Fund during the reporting period are eligible for the corporate dividend-received deduction.

Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the reporting period, the maximum amount allowable but not less than $682,174 of the ordinary distributions to be paid by the Fund qualifies as an interest related dividend and the maximum amount allowable but not less than $9,880 of the short-term capital gain distribution to be paid by the Fund qualifies as a short-term capital gain dividend.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

35        OPPENHEIMER GOVERNMENT CASH RESERVES

PORTFOLIO PROXY VOTING POLICIES AND GUIDELINES;

UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Guidelines under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Guidelines is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

36        OPPENHEIMER GOVERNMENT CASH RESERVES

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/ Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Robert J. Malone, Chairman of the Board of Trustees (since 2016) and Trustee (since 2005) Year of Birth: 1944	Chairman - Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012-2016) and Director (August 2005-January 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000-2016); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003-January 2015); Director of Opera Colorado Foundation (non-profit organization) (2008-2012); Director of Colorado UpLIFT (charitable organization) (1986-2010); Director of Jones Knowledge, Inc. (2006-2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997-February 2004); Chairman of the Board (1991-1994) and Trustee (1985-1994) of Regis University; and Chairman of the Board (1990- 1991) and Member (1984-1999) of Young Presidents Organization. Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Andrew J. Donohue, Trustee (since 2017) Year of Birth: 1950	Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015-February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012-May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011-October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006-November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003-May 2006); General Counsel (October 1991-November 2001) and Executive Vice President (January 1993-November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991-November 2001). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Jon S. Fossel, Trustee (since 1990) Year of Birth: 1942	Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (2005-2015); Director of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Chairman of the Board (2006-December 2011) and Director (June 2002-December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004-December 2009); Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and February 2005-February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Sub-Adviser; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of the Sub- Adviser), Shareholders Services, Inc. and Shareholder Financial Services, Inc.

37        OPPENHEIMER GOVERNMENT CASH RESERVES

TRUSTEES AND OFFICERS Unaudited / Continued

Jon S. Fossel, Continued	(until October 1995). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Trustee (since 2012) Year of Birth: 1948	Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997-December 2007), Director (March 1987-December 2007) and Manager of Private Client Services (June 1985-June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001-December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987-March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005-December 2007). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Trustee (since 2002) Year of Birth: 1946	Trustee of Monterey Institute for International Studies (educational organization) (2000-2014); Board Member of Middlebury College (educational organization) (December 2005-June 2011); Director (1991-2016), Vice Chairman of the Board (2006-2009) and Chairman (2010-2013) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002-April 2008); Director (February 2002- 2005) and Chairman of Trustees (2006-2007) of the Community Hospital of Monterey Peninsula; President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (2001-2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees 45 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Victoria J. Herget, Trustee (since 2012) Year of Birth:1951	Board Chair (2008-2015) and Director (2004-Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003-2011); former Managing Director (1993-2001), Principal (1985- 1993), Vice President (1978-1985) and Assistant Vice President (1973-1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992-2007), Chair of the Board of Trustees (1999-2007), Investment Committee Chair (1994-1999) and Investment Committee member (2007-2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006-2009) and Chicago City Day School (K-8 School) (1994-2005). Oversees 45 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

38        OPPENHEIMER GOVERNMENT CASH RESERVES

F. William Marshall, Jr., Trustee (since 2000) Year of Birth: 1942	Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996-2015), MML Series Investment Fund (investment company) (1996-2015) and Mass Mutual Premier Funds (investment company) (January 2012-December 2015); President and Treasurer of the SIS Charitable Fund (private charitable fund) (January 1999-March 2011); Former Trustee of WPI (1985-2008); Former Chairman of the Board (2004-2006) and Former Chairman of the Investment Committee of WPI (1994-2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999- July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993-1999). Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Trustee (since 2012) Year of Birth: 1953	Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990-2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975-1990); Trustee (1992-2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992-2006), and Emeritus Trustee (since 2006) of Lehigh University; and member, Women’s Investment Management Forum (professional organization) since inception. Oversees 45 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

James D. Vaughn, Trustee (since 2012) Year of Birth:1945

Retired; former managing partner (1994-2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969-1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003-2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 45 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER	Mr. Steinmetz is an “Interested Trustee” because he is affiliated with the Manager and the Sub-Adviser by virtue of his positions as Chairman of the Sub-Adviser and officer and director of the Manager. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, 16th Floor, New York, New York 10281-1008.

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TRUSTEES AND OFFICERS Unaudited / Continued

Arthur P. Steinmetz, Trustee (since 2015), President and Principal Executive Officer (since 2014) Year of Birth: 1958

Chairman of the Sub-Adviser (since January 2015); CEO and Chairman of the Manager (since July 2014), President of the Manager (since May 2013), a Director of the Manager (since January 2013), Director of the Sub-Adviser (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (the Sub-Adviser’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013-December 2013); Executive Vice President of the Manager (January 2013-May 2013); Chief Investment Officer of the Sub-Adviser (October 2010-December 2012); Chief Investment Officer, Fixed-Income, of the Sub-Adviser (April 2009-October 2010); Executive Vice President of the Sub-Adviser (October 2009-December 2012); Director of Fixed Income of the Sub-Adviser (January 2009-April 2009); and a Senior Vice President of the Sub-Adviser (March 1993-September 2009). An officer of 101 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mss. Lo Bessette, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Proctor, Wilde and Petersen, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Christopher Proctor, Vice President (since 2010) Year of Birth: 1968	Head of the Cash Strategies Team (since July 2013); Senior Vice President of the Sub-Adviser (since July 2013) and Senior Portfolio Manager of the Sub-Adviser (since January 2010). Vice President of the Sub-Adviser (August 2008-July 2013). Vice President at Calamos Asset Management (January 2007-March 2008) and Scudder-Kemper Investments (1999-2002). Managing Director and Co-Founder of Elmhurst Capital Management (June 2004-January 2007); Senior Manager of Research for Etrade Global Asset Management (2002-2004). A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

Adam S. Wilde, Vice President (since 2013) Year of Birth: 1978	Vice President of the Sub-Adviser (since May 2011) and a Portfolio Manager of the Sub-Adviser (since July 2013). He served as the head of credit research for the cash strategies team of the Sub-Adviser (from 2011 to 2013), and as an Assistant Vice President and senior research analyst of the Sub-Adviser (from 2008 to 2011). Mr. Wilde served as an intermediate research analyst of the Sub-Adviser (from 2007 to 2008) and served in other analyst roles of the Sub-Adviser (since 2002). Mr. Wilde joined the Sub-Adviser in 2001. A portfolio manager and officer of other portfolios in the OppenheimerFunds complex.

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969	Executive Vice President, General Counsel and Secretary of the Manager (since February 2016); Senior Vice President and Deputy General Counsel of the Manager (March 2015-February 2016); Chief Legal Officer of the Sub-Adviser and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Corporate Counsel (February 2012-March 2015) and Deputy Chief Legal Officer (April 2013-March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008-September 2009) and Deputy General Counsel (October 2009-February 2012) of Lord Abbett & Co. LLC. An officer of 101 portfolios in the OppenheimerFunds complex.

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Jennifer Foxson, Vice President and Chief Business Officer (since 2014) Year of Birth: 1969	Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006-June 2014); Vice President of the Sub-Adviser (January 1998-March 2006); Assistant Vice President of the Sub-Adviser (October 1991-December 1998). An officer of 101 portfolios in the OppenheimerFunds complex.

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2014) Year of Birth: 1973	Senior Vice President and Chief Compliance Officer of the Manager (since March 2014); Chief Compliance Officer of the Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010-January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007-January 2014). An officer of 101 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Treasurer and Principal Financial & Accounting Officer (since 2016) Year of Birth: 1970	Senior Vice President of the Manager (since January 2017); Vice President of the Manager (January 2013-January 2017); Vice President of the Sub-Adviser (February 2007-December 2012); Assistant Vice President of the Sub-Adviser (August 2002- 2007). An officer of 101 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request by calling 1.800.CALL OPP (225.5677).

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OPPENHEIMER GOVERNMENT CASH RESERVES

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Legal Counsel	Ropes & Gray LLP

© 2017 OppenheimerFunds, Inc. All rights reserved.

42        OPPENHEIMER GOVERNMENT CASH RESERVES

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

•	Applications or other forms
•	When you create a user ID and password for online account access
•	When you enroll in eDocs Direct,SM our electronic document delivery service
•	Your transactions with us, our affiliates or others
•	Technologies on our website, including: “cookies” and web beacons, which are used to collect data on the pages you visit and the features you use.

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

Copies of confirmations, account statements and other documents reporting activity in your fund accounts are made available to your financial advisor (as designated by you). We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

43        OPPENHEIMER GOVERNMENT CASH RESERVES

PRIVACY POLICY NOTICE Continued

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website. As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 256-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, safeguard that information. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2016. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about this privacy policy, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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Visit us at oppenheimerfunds.com for 24-hr access to account information and transactions or call us at 800.CALL OPP (800.225.5677) for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Visit Us oppenheimerfunds.com Call Us 800 225 5677
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Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.

225 Liberty Street, New York, NY 10281-1008

© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RA0760.001.0717 September 12, 2017

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that Karen L. Stuckey, the Chairwoman of the Board’s Audit Committee, is the audit committee financial expert and that Ms. Stuckey is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $24,600 in fiscal 2017 and $23,800 in fiscal 2016.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and $233 in fiscal 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed $320,775 in fiscal 2017 and $736,335 in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews, GIPS attestation procedures, additional audit services, and custody exams.

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and no such fees in fiscal 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed $710,577 in fiscal 2017 and $298,261 in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and no such fees in fiscal 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2017 and no such fees in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its Trustees.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 0%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $1,031,352 in fiscal 2017 and $1,034,829 in fiscal 2016 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Government Cash Reserves

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer
Date:	9/12/2017